Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	¥ 7,256	¥ 10,852
Goodwill impairment losses	6,310
Amortizable intangible assets acquired	239,549
Amortization of intangible assets	224,488	204,090	187,393
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2013	202,072
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014	168,542
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2015	132,559
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016	81,467
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2017	28,089
PacketVideo Corporation
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year		10,852
Percentage of ownership interests associated with acquisition		65.00%
Radishbo ya Co, Ltd
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	5,636
Percentage of ownership interests associated with acquisition	74.60%
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	98,456
Weighted-average amortization period	5.0
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	¥ 111,806
Weighted-average amortization period	4.8
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted-average amortization period	5